BUSINESS CHANGES AND DEVELOPMENTS (Tables)	9 Months Ended	12 Months Ended
	Sep. 30, 2014	Dec. 31, 2013
BUSINESS CHANGES AND DEVELOPMENTS
Summary financial information related to Moelis Australia Holdings
	September 30, 2014	December 31, 2013
Total assets	$31,740	$38,465
Total liabilities	(6,327)	(15,760)

Net equity	$25,413	$22,705

	For the Three Months Ended September 30,		For the Nine Months Ended September 30,
	2014	2013	2014	2013
Total revenues	$9,863	$10,782	$17,443	$30,390
Total expenses	(7,653)	(7,304)	(23,375)	(25,213)

Net income (loss)	$2,210	$3,478	$(5,932)	$5,177

Ownership percentage	50%	50%	50%	50%
Income (loss) from equity method investment	$1,105	$1,739	$(2,966)	$2,588

    Summary financial information related to Moelis Australia Holdings is as follows:

	December 31,
	2013	2012	2011
Total assets	$38,465	$40,274	$41,990
Total liabilities	(15,760)	(18,432)	(20,895)

Net equity	$22,705	$21,842	$21,095

	For the Year ended December 31,
	2013	2012	2011
Total revenues	$41,668	$35,818	$52,342
Total expenses	(34,307)	(37,133)	(40,868)

Net income (loss)	$7,361	$(1,315)	$11,474

Ownership percentage	50%	50%	50%
Income (loss) from investment in joint venture	$3,681	$(658)	$5,737